14. Post-employment benefits (Details 4) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of defined benefit plans [line items]
Net expenses for the year	$ 189	$ 345	$ 488	$ 703
Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	189		329
Retirees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	189		488
Petros renegotiated pension plan [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	69	141	204	288
Petros renegotiated pension plan [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	11
Petros renegotiated pension plan [member] | Retirees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	58
Petros non-renegotiated pension plan [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	24		26
Petros 2 [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	47	19	77	39
Petros 2 [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	43		68
Petros 2 [member] | Retirees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	4		9
AMS [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	212	309	449	631
AMS [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	104		208
AMS [member] | Retirees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	108		241
Other plans [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	2	5	2	4
Other plans [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	2		1
Other plans [member] | Retirees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year			1
Petros renegotiated pension plan [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	43	$ 53	85	$ 108
Petros renegotiated pension plan [member] | Retirees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	$ 19